Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (7,892)	$ (10,724)	$ (7,680)
Prior period adjustments	69	(49)	(124)
Current income tax expense	(7,822)	(10,773)	(7,805)
Origination and reversal of temporary differences	410	(1,359)	(904)
Recognition of previously unrecognised deferred tax assets	0	923	0
Change in tax regulations	(6)	(28)	(14)
Prior period adjustments	(23)	(99)	(100)
Deferred tax expense	381	(563)	(1,017)
Income tax expense	$ (7,441)	$ (11,335)	$ (8,822)